Long-Term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments, Net [Abstract]
Schedule of long-term investments
	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	923	1,079	156

Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	399
Less:
Impairment	(2,750)	(2,750)	(399)
Total	923	1,079	156